BASIS OF CONSOLIDATION AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Consolidation And Investments
Schedule of consolidated entities information

Companies	12/31/2025	12/31/2024	Core business
Direct interest in subsidiaries: full consolidation
CSN Islands VII Corp.	100.00	100.00	Financial transactions
CSN Inova Ventures	100.00	100.00	Equity interests and financial transactions
CSN Islands XII Corp.	100.00	100.00	Financial transactions
CSN Steel S.L.U.	100.00	100.00	Equity interests and financial transactions
TdBB S.A (*)	100.00	100.00	Equity interests
Sepetiba Tecon S.A.	99.99	99.99	Port services
Minérios NacionalS.A.	99.99	99.99	Mining and Equity interests
Companhia Florestal do Brasil	99.99	99.99	Reforestation
Estanho de Rondônia S.A.	99.99	99.99	Tin Mining
Companhia Metalúrgica Prada	99.89	99.89	Manufacture of containers and distribution of steel products
CSN Mineração S.A.	69.01	69.01	Mining
CSN Energia S.A.	99.99	99.99	Sale of electric power
FTL - Ferrovia Transnordestina Logística S.A.	92.71	92.71	Railroad logistics
Nordeste Logística S.A.	99.99	99.99	Port services
CSN Inova Ltd.	100.00	100.00	Advisory and implementation of new development project
CBSI - Companhia Brasileira de Serviços de Infraestrutura	99.99	99.99	Equity interests and product sales and iron ore
CSN Cimentos Brasil S.A.	99.99	99.99	Cement manufacturing
Berkeley Participações e Empreendimentos S.A.	100.00	100.00	Electric power generation and equity interests
CSN Inova Soluções S.A.	99.99	99.99	Equity interests
CSN Participações I S.A	99.90	99.90	Equity interests
CSN Participações III S.A	99.90	99.90	Equity interests
CSN Participações IV S.A	99.90	99.90	Equity interests
CSN Participações V S.A	99.90	99.90	Equity interests
CSN Incorporação e Participações Ltda.	99.99	99.99	Equity interests
Estrela Comércio e Participações S.A. (5)	70.00		Equity interests
Circula Mais Serviços de Intermediação Comercial S.A.	0.10	0.10	Commercial intermediation for the purchase and sale of assets and materials in general

Indirect interest in subsidiaries: full consolidation
Lusosider Projectos Siderúrgicos S.A.	100.00	100.00	Equity interests and product sales
Lusosider Aços Planos, S. A.	100.00	100.00	Steel and Equity interests
CSN Resources S.A.	100.00	100.00	Financial transactions and Equity interests
Companhia Brasileira de Latas	99.89	99.89	Sale of cans and containers in general and Equity interests
Companhia de Embalagens Metálicas - MMSA	99.88	99.88	Production and sale of cans and related activities
Companhia de Embalagens Metálicas - MTM	99.88	99.88	Production and sale of cans and related activities
CSN Productos Siderúrgicos S.L.	100.00	100.00	Financial transactions, product sales and Equity interests
Stalhwerk Thüringen GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN Steel Sections Polska Sp.Z.o.o	100.00	100.00	Financial transactions, product sales and Equity interests
CSN Mining Holding, S.L.U.	69.01	69.01	Financial transactions, product sales and Equity interests
CSN Mining GmbH	69.01	69.01	Financial transactions, product sales and Equity interests
CSN Mining Asia Limited	69.01	69.01	Commercial representation
Lusosider Ibérica S.A.	100.00	100.00	Steel, commercial and industrial activities and equity interests
Companhia Siderúrgica Nacional, LLC	100.00	100.00	Import and distribution/resale of products
Elizabeth Cimentos S.A.	99.99	99.99	Cement manufacturing
Santa Ana Energética S.A.	99.99	99.99	Electric power generation
Topázio Energética S.A.	99.99	99.99	Electric power generation
Brasil Central Energia Ltda.	99.99	99.99	Electric power generation
Circula Mais Serviços de Intermediação Comercial S.A.	99.90	99.90	Commercial intermediation for the purchase and sale of assets and materials in general
Metalgráfica Iguaçu S.A	99.89	99.89	Metal packaging manufacturing
Companhia Energética Chapecó	69.01	69.01	Electric power generation
Companhia Estadual de Geração de Energia Elétrica - CEEE-G	100.00	100.00	Electric power generation
Ventos de Vera Cruz S.A.	99.99	99.99	Electric power generation
Ventos de Curupira S.A	99.99	99.99	Electric power generation
Ventos de Povo Novo S.A.	99.99	99.99	Electric power generation
MAZET Maschinenbau und Zerspanungstechnik Unterwellwnborn GmbH	100.00	100.00	Production and sale of long steel and related activities
CSN ITC Solutions AG (1)	55.21		Financial transactions, product sales and Equity interests
CSN Mining International GmbH	69.01	69.01	Commercial and representation of products
Gramperfil S.A. (2)	90.00	-	Manufacturing and sale of metal profile
CSN International Steel GmbH	100.00	100.00	Commercial and representation of products
Tora Transportes Ltda (5)	70.00		Road transport
Tora Locações S.A. (5)	70.00		Road transport and automobile rental
FJX Transportes S.A. (5)	42.00		Road transport and logistic
N. Minas Transportes e Locações Ltda. (5)	70.00		Road transport and logistic
Saratoga Transportes Ltda (5)	70.00		Road transport
Lokamig Rent a Car S.A. (5)	70.00		Automobile rental
Seminovos Lokamig Ltda. (5)	70.00		Automobile rental
Tora Logística Armazéns e Terminais Multimodais S.A. (5)	70.00		Logistics
Tora Recintos Alfandegários S.A. (5)	70.00		General storage operations and road transport
Tora Seminovos Comércio de Veículos Ltda. (5)	70.00		Commercial and automobile rental
CSN Captive Insurance Company, LLC (6)	100.00		Captive Insurance Company
Global Dot Com S.A (9)	80.00		Information service provision
Galvacolor Jerez S.L.U.(8)	100.00		Transformation and commercialization of steel products

Direct interest in joint operations
Itá Energética S.A.	48.75	48.75	Electric power generation

Direct interest in joint ventures: equity method
MRS Logística S.A. (10)	7.59	18.75	Railroad transportation
Aceros Del Orinoco S.A. (*)	31.82	31.82	Dormant company
Transnordestina Logística S.A. (7)	33.89	48.03	Railroad logistics
Equibras S.A. (11)	50.00	50.00	Rental of commercial and industrial machinery and equipment

Indirect interest in joint ventures: equity method
MRS Logística S.A. (10)	20.64	12.93	Railroad transportation

Direct interest in associates: equity method
Arvedi Metalfer do Brasil S.A.	20.00	20.00	Metallurgy and Equity interests
Panatlântica S.A.	29.92	29.92	Steel

Indirect interest in affiliates: equity method
Jaguari Energética S.A.	10.50	10.50	Electric power generation
Chapecoense Geração S.A.	9.00	9.00	Electric power generation
Companhia Energética Rio das Antas - Ceran	30.00	30.00	Electric power generation
Foz Chapecó Energia S.A.	9.00	9.00	Electric power generation

Exclusive Funds: full consolidation
Diplic II- Private credit balanced mutual fund	100.00	100.00	Investment fund
Caixa Vértice - Private credit balanced mutual fund	100.00	100.00	Investment fund
VR1 - Private credit balanced mutual fund	100.00	100.00	Investment fund

Consortiuns
Consórcio Itaúba (3)	99.99	100.00	Electric power generation
Consórcio Passo Real (4)	96.55	100.00	Electric power generation
Consórcio da Usina Hidrelétrica de Igarapava	17.92	17.92	Electric power generation
Consórcio Dona Francisca	15.00	15.00	Electric power generation
(1)	On March 5, 2025, CSN ITC Solutions AG ("CSN ITC”), a company in which the Company holds an indirect participation of 55.2% through its indirect subsidiary CSN Mining International GmbH, which in turns holds an 80% stake in CSN ITC, was incorporated. CSN ITC is located in Switzerland and was constituted as a corporation. CSN ITC's activities consist of the sale, distribution, and processing of iron ore and related products in key strategic expansion markets, with the objective of adding value to these products. It has been exploring and seeking out business opportunities in Switzerland and/or other countries,

(2)	On March 23, 2025, Gramperfil S.A. (“Gramperfil”) was acquired through means of the Company’s direct subsidiary CSN Steel S.L. for a total amount of EUR 11.8 million. Gramperfil, which is located in Portugal, was constituted as a corporation, and produces, commercializes and processes metal profiles and accessories, in addition to importing and exporting such products for use in metallic structures and civil construction.

(3)	On March 21, 2025, the “Primeiro Aditivo ao Termo de Constituição do Consórcio Itaúba” (First Amendment to the Consórcio Itaúba consortium’s incorporation agreement) was signed, through which the equity interest of the consortium members was redistributed. As a result of the amendment, CSN and CSN Cimentos Brasil S.A. now hold a 39.03% and 60.97% participation in the Consortium, respectively.

(4)	On March 21, 2025, the “Primeiro Aditivo ao Termo de Constituição do Consórcio Passo Real” (First Amendment to the Consórcio Passo Real consortium’s incorporation agreement) was signed, through which there was a change in the equity interest of the consortium members. CSN's stake in the company increased from 46.97% to 56.40%, Elizabeth Cimentos S.A.’s stake increased from 28.18% to 24.14%. CSN Mineração S.A. came to hold 11.09% of Passo Real’s shares, and Minérios Nacional S.A. maintained its stake at 1.56%. Additionally, the following new consortium members joined the company: Companhia Metalúrgica Prada, with 3.36% of shares, Metalgráfica Iguaçu S.A., with 0.34% of shares, and Estanho de Rondônia S.A., with a 3.11% stake.

(5)	On April 1, 2025, CSN acquired shares representing 70% of Estrela Comércio e Participações S.A.’s ("Estrela”) share capital for a total amount of R$ 752,494 million. Estrela is a holding company that maintains participations in the following companies: Tora Transportes Ltda., Tora Locações S.A., FJX Transportes S.A., N. Minas Transportes e Locações Ltda., Saratoga Transportes Ltda., Lokamig Rent a Car S.A., Seminovos Lokamig Ltda., Tora Logística Armazéns e Terminais Multimodais S.A., Tora Recintos Alfandegários S.A. and Tora Seminovos Comércio de Veículos Ltda. (“Grupo Estrela”), which subsequently became part of the series of companies indirectly controlled by CSN. Grupo Estrela, which is mainly located in Minas Gerais, maintains operations in the field of road transport.

(6)	CSN Captive Insurance Company, LLC (“CSN Captive”) was incorporated on July 8, 2025, and its capital was paid in in full by the Company on August 29, 2025. CSN Captive, which is located in the United States, was incorporated as a limited liability company and its corporate purpose is to operate in the insurance market, providing insurance coverage to companies in which the Company holds a participation, as well as to third parties.

(7)	On October 17, 2025, an increase in Transnordestina Logística S.A.’s share capital ("TLSA”) through the issuance of new shares and partial capitalization of credits arising from AFACs held by CSN against TLSA. This increase resulted in the payment of the amount of R$ 1,792,580 being provided, after which CSN came to hold 33.89% of TLSA's share capital.

(8)	On November 18, 2025, the Company acquired Galvacolor Jerez, S.L.U. (“Galvacolor”), through its subsidiary CSN Steel S.L.U., for EUR 47 million. Located in Spain, Galvacolor is incorporated as a single-member limited liability company, and its corporate purpose involves the production of steel profiles and activities involved in the processing and sale of steel and smelting products.

(9)	On December 5, 2025, the Company acquired control of Global Dot Com S.A. (“Global Dot”) and came to indirectly hold 80% of the company’s share capital stock through the subsidiaries CSN Inova Ventures (2.51%) and CSN Inova Soluções S.A. (77.49%). The acquisition was carried out through the conversion of a loan into shares, as well as the purchase of an additional interest totaling R$ 50.89 million. The Company previously held an investment in Global Dot, which was controlled at fair value. Located in the municipality of Barueri, in the State of São Paulo, Global Dot was constituted as a corporation and aims to provide fleet management services via integrated software.

(10)	On December 18, 2025, the Agreement for the Purchase and Sale of Shares and Other Covenants was entered into by and between CSN Mineração and CSN, through which CSN Mineração acquired 974,851 common shares, 2,673,312 class A preferred shares and 27,333,064 class B preferred shares issued by MRS, representing 9.17% of MRS’s share capital, which were previously owned by CSN. In addition, on December 31, 2025, the Company completed the additional sale of 6,759,540 class B preferred shares issued by MRS to CMIN. Within this context, CSN became the direct holder of 25,636,431 common shares, representing 13.69% of the share capital entitling the respective holder to a right to vote and 7.59% of MRS’s share capital.

(11)	Equimac S.A. changed its trade name during 4Q25 to "Equibras S.A.", and there were no changes in the Company's participation in this company.

Schedule of changes in investments in joint ventures, joint operations, associates and other investments

									Consolidated
Companies	Final balance on 12/31/2024	Capital increase	Write-offs	Transfers	Dividends	Equity Income	Comprehensive income	Others	Final balance on 12/31/2025

Investments under the Equity Method
Joint-venture, Joint-operation and Affiliate
MRS Logistica	2,799,168					583,027	(102)		3,382,093
Fair Value MRS	480,622								480,622
Fair Value MRS amortization	(105,719)					(11,745)			(117,464)
Transnordestina Logística S.A. (1)	1,137,345	1,792,580				(18,129)	4,686		2,916,482
Fair Value - Transnordestina	659,106								659,106
Arvedi Metalfer do Brasil S.A.	35,257					(656)			34,601
Panatlântica S.A.	225,766				(19,477)	13,268		(2)	219,555
Equibras S.A. (2)	31,733				(2,187)	9,508			39,054
Indirect interest in affiliates - CEEE-G	146,753				(44,846)	42,343			144,250
Fair Value indirect participation CEEE-G	319,709								319,709
Fair Value amortization indirect participation CEEE-G	(42,523)					(18,418)			(60,941)
Global Dot (3)		1,685		10,043					11,728
	5,687,217	1,794,265		10,043	(66,510)	599,198	4,584	(2)	8,028,795
Other participations
Others (4)	58,794	(9)	(5,038)	(10,043)				2	43,706
	58,794	(9)	(5,038)	(10,043)				2	43,706

Total shareholdings	5,746,011	1,794,256	(5,038)		(66,510)	599,198	4,584		8,072,501

Classification of investments in the balance sheet
Equity interests	5,746,011								8,072,501
Investment Property	202,040								219,525
Total investments in the asset	5,948,051								8,292,026
(1)	Capitalization of AFACs by CSN on October 17, 2025.

(2)	Equimac S.A. changed its trade name during 4Q25 to "Equibras S.A.", and there were no changes in the Company's participation in this company.

(3)	On December 5, 2025, the Company acquired control of Global Dot Com S.A. (“Global Dot”) and came to indirectly hold 80% of the company’s share capital stock through the subsidiaries CSN Inova Ventures (2.51%) and CSN Inova Soluções S.A. (77.49%). The acquisition was carried out through the conversion of a loan into shares, as well as the purchase of an additional interest totaling R$49.9 million. The Company previously held an investment in Global Dot, which was controlled at fair value. Located in the municipality of Barueri, in the State of São Paulo, Global Dot was constituted as a corporation and aims to provide information services, particularly fleet management services via integrated software.

(4)	These strategic investments were made in startups by the subsidiary CSN Inova Ventures, either through the execution of a convertible loan with Alinea Health Holdings Ltda., or through a participation in the following companies: I Systems Automação Industrial S.A., H2Pro Ltda., 1S1 Energy Inc., Traive Inc. and Oico Holdings Limited.

								Consolidated
Companies	Ref.	Final balance on 12/31/2023	Capital increase	Dividends	Equity Income	Comprehensive income	Others	Final balance on 12/31/2024

Investments under the equity method
Joint-venture, Joint-operation and Affiliate
MRS Logistica		2,381,607		(126,163)	529,211		14,513	2,799,168
Fair Value MRS		480,622						480,622
Fair Value MRS amortization		(93,971)			(11,748)			(105,719)
Transnordestina Logística S.A.		1,160,944			(23,599)			1,137,345
Fair Value -Transnordestina		659,106						659,106
Arvedi Metalfer do Brasil S.A.		35,488			(231)			35,257
Panatlântica S.A.			150,000	(46,075)	19,233	23,871	78,737	225,766
Equimac S.A		23,793		(1,342)	9,282			31,733
Indirect interest in affiliates - CEEE-G		165,891		(31,610)	44,049		(31,577)	146,753
Fair Value indirect participation CEEE-G		319,709						319,709
Fair Value amortization indirect participation CEEE-G		(23,896)			(18,627)			(42,523)
		5,109,293	150,000	(205,190)	547,570	23,871	61,673	5,687,217

Fair value investments through profit or loss (1)	14	78,737					(78,737)
Others (2)		49,149	5,494				4,151	58,794
		127,886	5,494				(74,586)	58,794

Total shareholdings		5,237,179	155,494	(205,190)	547,570	23,871	(12,913)	5,746,011

Classification of investments in the balance sheet
Equity interests		5,237,177						5,746,011
Investment Property		205,954						202,040
Total investments in the asset		5,443,131						5,948,051

(1)	Changes in the balance refer to a change in the valuation method used by the investee Panatlântica S.A. due to the above-mentioned share acquisitions. As mentioned, the company, which was previously valued at fair value through profit or loss, is now being valued using the equity method.

(2)	These strategic investments were made in startups by the subsidiary CSN Inova Ventures, either through the execution of a convertible loan with Alinea Health Holdings Ltda., or through a participation in the following companies: I Systems Automação Industrial S.A., H2Pro Ltda., 1S1 Energy Inc., Traive Inc., Oico Holdings Limited and Global Dot Com S.A.

Schedule of equity in results

		Consolidated
	12/31/2025	12/31/2024

Equity in Results of Affiliated Companies
MRS Logística S.A.	583,027	529,211
Transnordestina Logística S.A.	(18,129)	(23,599)
Arvedi Metalfer do Brasil S.A.	(656)	(231)
Equibras S.A.	9,508	9,282
Indirect interest in affiliates - CEEE-G	42,343	44,049
Panatlântica S.A.	13,268	19,233
Fair Value Amortization	(30,163)	(30,375)
	599,198	547,570
Reclassification IAS 28 (1)	(80,471)	(99,279)
Others	17	(243)
Equity in Results	518,744	448,048
(1)	The operating margin of intercompany operations with group companies classified as joint-ventures, which are not consolidated, are reclassified in the Income Statement of the Investment group to the groups of costs and income tax and social contribution.

Schedule of net equity

(R$'000)	Accounting collection as of June 30, 2023
Cash and cash equivalents	111,937
Trade receivables	95,506
Inventories	245,701
Other assets	229,560
Corporate investments	1,198,743
Property, plant and equipment	3,573,944
Intangíible assets	889,979
Investment properties	631
Total Assets	6,346,001
Trade payables	375,049
Borrowings and financing	2,678,625
Salaries and social charges	15,432
Taxes payable	42,383
Lease liabilities	15,392
Tax, social security, labor and civil	11,489
Provisions for environmental liabilities and asset decommissioning	83,076
Other payables	741,279
Total Liabilities	3,962,725

Net assets	2,383,276

Schedule of share repurchase programs of subsidiary CSN Mineracao

Program	Board’s Authorization	Authorized quantity	Program period	Average buyback price	Minimum and maximum buyback price	Number bought back	Share cancelation	Treasury balance
4º	06/28/2024	100,000,000	from 06/28/2024 to 12/19/2025	R$ 6.0497	R$5.2798 and R$7.1162	53,294,300	(3)	53,294,297
5º	11/21/2025	53,294,297	from 11/24/2025 to 05/24/2027
						53,294,300	(3)	53,294,297

Schedule of secondary distribution of shares
11/30/2024
Number of shares sold	589,304,801
Share price	R$ 7.50
(+) Cash received (a)	4,419,786
Number of shares sold	589,304,801
Equity cost of the share	R$ 1.72
(-) Write-off of investment (b)	1,013,604
(=) Gain in operation (a) - (b)	3,406,182

Schedule of shareholding composition

SHAREHOLDER	SHARES	% SHAREHOLDING
COMPANHIA SIDÚRGICA NACIONAL	3,785,474,692	69.01%
ITOCHU CORPORATION	589,304,801	10.74%
Japão Brasil Minério de Ferro Participações LTDA	507,762,966	9.26%
POSCO Holding Inc.	102,186,675	1,86%
CHINA STEEL CORPORATION	22,366,860	0.41%
TREASURY SHARES	53,294,297	0.97%
OTHERS	424,948,544	7.75%
Total SHARES	5,485,338,835	100.00%

Schedule of joint ventures and joint operations financial information

				12/31/2025				12/31/2024
	Joint-Venture			Joint-Operation	Joint-Venture			Joint-Operation
Equity interest (%)	MRS Logística (1)	Transnordestina Logística	Equibras S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.49%	33.89%	50.00%	48.75%	37.49%	48.03%	50.00%	48.75%
Balance sheet
Current Assets
Cash and cash equivalents	4,131,117	1,740,636	16,678	112,820	4,147,393	277,966	22,028	82,129
Advances to suppliers	37,512	62,240	34	527	42,649	45,512	49	395
Other assets	1,127,557	92,864	36,254	31,004	1,182,598	83,348	25,070	27,251
Total current assets	5,296,186	1,895,740	52,966	144,351	5,372,640	406,826	47,147	109,775
Non-current Assets
Other assets	1,147,003	88,455	259	9,478	448,946	143,562	142	10,144
Investments, PP&E and intangible assets	18,259,793	15,142,520	79,683	233,519	14,791,500	13,193,728	75,782	263,998
Total non-current assets	19,406,796	15,230,975	79,942	242,997	15,240,446	13,337,290	75,924	274,142
Total Assets	24,702,982	17,126,715	132,908	387,348	20,613,086	13,744,116	123,071	383,917

Current Liabilities
Borrowings and financing	1,013,759	65,418	14,266		547,803	36,181	19,009
Lease liabilities	491,501		337		738,978		288
Other liabilities	1,710,146	176,437	19,979	15,074	2,103,399	128,528	16,642	15,664
Total current liabilities	3,215,406	241,855	34,582	15,074	3,390,180	164,709	35,939	15,664
Non-current Liabilities
Borrowings and financing	8,572,213	6,877,310	16,447		7,524,173	7,943,354	21,074
Lease liabilities	2,500,878		333		1,158,058		213
Other liabilities	1,393,766	1,402,711	3,438	5,429	1,074,757	3,268,493	2,379	4,457
Total non-current liabilities	12,466,857	8,280,021	20,218	5,429	9,756,988	11,211,847	23,666	4,457
Shareholders’ equity	9,020,719	8,604,839	78,108	366,845	7,465,918	2,367,560	63,466	363,796
Total liabilities and shareholders’ equity	24,702,982	17,126,715	132,908	387,348	20,613,086	13,744,116	123,071	383,917

				01/01/2025 to 12/31/2025				01/01/2024 to 12/31/2024
	Joint-Venture			Joint-Operation		Joint-Venture		Joint-Operation
Equity interest (%)	MRS Logística	Transnordestina Logística	Equibras S.A.	Itá Energética	MRS Logística	Transnordestina Logística	Equimac S.A.	Itá Energética
	37.49%	33.89%	50.00%	48.75%	37.49%	48.03%	50.00%	48.75%
Statements of Income
Net revenue	7,585,058		88,071	204,261	7,028,472		84,049	187,622
Cost of sales and services	(4,038,800)		(48,400)	(115,256)	(3,909,609)		(45,317)	(121,034)
Gross profit	3,546,258		39,671	89,005	3,118,863		38,732	66,588
Operating (expenses) income	(812,324)	(72,709)	(6,167)	(72,369)	89,237	(34,704)	(7,433)	(66,437)
Financial income (expenses), net	(584,004)	33,047	(4,334)	9,149	(1,160,359)	(14,421)	(3,308)	14,076
Profit/(Loss) before IR/CSLL	2,149,930	(39,662)	29,170	25,785	2,047,741	(49,125)	27,991	14,227
Current and deferred IR/CSLL	(594,868)		(8,984)	(5,644)	(632,231)		(8,398)	(7,909)
Profit / (loss) for the period	1,555,062	(39,662)	20,186	20,141	1,415,510	(49,125)	19,593	6,318
(1)	CSN holds a direct and indirect participation of 7.59% and 29.91%, respectively, through CSN Mineração as part of the total stake in MRS’ share capital mentioned above. A total of 28.23% was attributed to the CSN Group after participation of non-controlling shareholders was considered.

Schedule of investment properties

				Consolidated
	Ref.	Land	Buildings	Total
Balance at December 31, 2023		156,811	49,143	205,954
Cost		156,811	82,737	239,548
Accumulated depreciation			(33,594)	(33,594)
Balance at December 31, 2023		156,811	49,143	205,954
Depreciation			(3,961)	(3,961)
Transfer between groups - Fixed Assets and Investment Property		726		726
Write-off		(679)		(679)
Balance at December 31, 2024		156,858	45,182	202,040
Cost		156,858	83,285	240,143
Accumulated depreciation			(38,103)	(38,103)
Balance at December 31, 2024		156,858	45,182	202,040
Acquisitions		21,401		21,401
Depreciation	28		(3,916)	(3,916)
Balance at December 31, 2025		178,259	41,266	219,525
Cost		178,259	83,285	261,544
Accumulated Depreciation			(42,019)	(42,019)
Balance at December 31, 2025		178,259	41,266	219,525

Schedule of average estimated useful lives

		Consolidated
	12/31/2025	12/31/2024
Buildings	28	28